Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of Assets Pledged
Assets pledged

(in millions of $)	December 31, 2025	December 31, 2024

Book value of vessels secured against long-term debt (1)	823.8	853.0

(1) Legal owner of the vessels are the respective financing companies, see note 14.